Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 44,298	$ 12,950
Restricted cash, current (Note 9)	1,862	9,326
Trade accounts receivable	3,203	5,969
Inventories (Note 4)	1,726	3,613
Due from managers	81	81
Due from related parties (Note 3)	486	147
Prepaid expenses and other receivables	2,773	5,877
Total Current Assets	54,429	37,963
FIXED ASSETS
Advances for vessels under construction and acquisition of vessels (Note 6)	67,932	0
Vessels and other fixed assets, net (Note 5)	326,674	291,207
Total Fixed Assets	394,606	291,207
OTHER NON-CURRENT ASSETS
Deferred finance charges, net	1,114	1,636
Restricted cash , non-current (Note 9 )	9,870	9,570
Derivative asset (Note 19)	91	0
Fair value of above market acquired time charter (Note 7)	7,978	14,330
TOTAL ASSETS	468,088	354,706
CURRENT LIABILITIES
Current portion of long term debt (Note 9)	18,286	28,766
Accounts payable	6,638	8,264
Due to related parties (Note 3)	559	262
Accrued liabilities (Note 15)	3,501	3,422
Deferred revenue	750	1,736
Total Current Liabilities	29,734	42,450
NON-CURRENT LIABILITIES
Long term debt (Note 9)	172,048	195,348
Other non-current liabilities	200	162
TOTAL LIABILITIES	201,982	237,960
COMMITMENTS AND CONTINGENCIES (Note 17)	0	0
STOCKHOLDERS' EQUITY
Preferred Stock; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2012 and 2013 (Note 10)	0	0
Common Stock, $0.01 par value, 300,000,000 shares authorized; 5,400,810 and 29,059,671 shares issued and outstanding at December 31, 2012 and 2013, respectively (Note 10)	291	54
Additional paid in capital (Note 10)	668,219	520,946
Accumulated deficit	(402,404)	(404,254)
Total Stockholders' Equity	266,106	116,746
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 468,088	$ 354,706